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January 1, 2009
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Fund Profile

T. Rowe Price

Summit Cash
Reserves Fund

Summit GNMA Fund

A money market fund and a government mortgage fund for investors seeking income.

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This profile summarizes key information about the funds that is included in the funds` prospectus. The funds` prospectus includes additional information about the funds, including a more detailed description of the risks associated with investing in each fund that you may want to consider before you invest. You may obtain the prospectus and other information about the funds at no cost by calling 1-800-638-5660 or by visiting our Web site at
troweprice.com.
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Fund Profile

T. Rowe Price Summit Funds, Inc.

T. Rowe Price Summit Cash Reserves Fund — TSCXX
T. Rowe Price Summit GNMA Fund — PRSUX

What is each fund`s objective?

Cash Reserves Fund seeks preservation of capital and liquidity and, consistent with these, the highest possible current income.

GNMA Fund seeks a high level of income and maximum credit protection by investing at least 80% of net assets in Government National Mortgage Association (GNMA) securities backed by the full faith and credit of the U.S. government.

What is each fund`s principal investment strategy?

Cash Reserves Fund is a money market fund managed to provide a stable share price of $1.00 that invests in high-quality, U.S. dollar-denominated money market securities of U.S. and foreign issuers. All securities held by the fund will mature in 13 months or less. The fund`s average weighted maturity will not exceed 90 days, and its yield will fluctuate with changes in short-term interest rates. In selecting securities, fund managers may examine the relationships among yields on various types and maturities of money market securities in the context of their outlook for interest rates. For example, commercial paper often offers a yield advantage over Treasury bills. If rates are expected to fall, longer maturities, which typically have higher yields than shorter maturities, may be purchased to try to preserve the fund`s income level. Conversely, shorter maturities may be favored if rates are expected to rise.

GNMA Fund will normally invest at least 80% of net assets in mortgage-backed securities issued by the GNMA, an agency of the Department of Housing and Urban Development. These securities represent "pools" of mortgage loans that are guaranteed by either the Federal Housing Administration or the Veterans Administration. Mortgage lenders pool individual home mortgages to back a certificate or bond, which is then sold to investors. Interest and principal payments from the underlying mortgages are passed through to investors.

GNMA guarantees the timely payment of interest and principal on its securities, a guarantee backed by the U.S. Treasury. GNMA securities generally offer higher yields than Treasuries of similar maturity for reasons explained in the next section. The GNMA guarantee does not apply to the price of GNMA securities or the fund`s share price, both of which will fluctuate with market conditions.

Up to 20% of net assets can be invested in high-quality securities that are not backed by the full faith and credit of the U.S. government. These securities must have a credit rating of at least AA or the equivalent as determined by at least one nationally recognized credit rating agency or, if unrated, deemed to be of comparable quality by T. Rowe Price. Such securities may include, among others,

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Fund Profile

corporate bonds, mortgage securities issued by government agencies not backed by the full faith and credit of the U.S. government, privately issued securities, and derivatives.

There is no limit on the maturity of individual bonds in the fund`s portfolio or on the fund`s overall maturity, which will vary and can be influenced by the general level of interest rates, principal prepayments of GNMA and other mortgage-backed securities, and other factors.

In selecting securities, fund managers may weigh the characteristics of various types of mortgage securities and examine yield relationships in the context of their outlook for interest rates and the economy. For example, if rates are expected to fall, the manager may purchase mortgage securities expected to have below-average prepayment rates and may also purchase Treasury notes or bonds, which may appreciate in that environment.

Table 1  Differences Between Funds
Fund	Credit-qualitycategories	Income	Expected shareprice volatility	Expected averagematurity
Cash Reserves	Two highest short term	Lower	Stable	90 days or less
GNMA	Two highest	Higher	Higher	Varies

Each fund may sell holdings for a variety of reasons, such as to adjust a portfolio`s average maturity or credit quality or to shift assets into higher-yielding securities or different sectors.

Certain investment restrictions, such as a required minimum or maximum investment in a particular type of security, are measured at the time each fund purchases a security. The status, market value, maturity, credit quality, or other characteristics of each fund`s securities may change after they are purchased, and this may cause the amount of each fund`s assets invested in such securities to exceed the stated maximum restriction or fall below the stated minimum restriction. If any of these changes occur, it would not be considered a violation of the investment restriction. However, purchases by a fund during the time it is above or below the stated percentage restriction would be made in compliance with applicable restrictions.

Further information about each fund`s investments, including a review of market conditions and fund strategies and their impact on performance, is available in the annual and semiannual shareholder reports. To obtain free copies of these documents, call 1-800-638-5660. These documents are also available at troweprice.com.

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Fund Profile

What are the main risks of investing in the funds?

Cash Reserves Fund

Since money market funds are managed to maintain a constant $1.00 share price, they should have little risk of principal loss. However, there is no assurance that the fund will avoid principal losses if fund holdings default or are downgraded or if interest rates rise sharply in an unusually short period. In addition, the fund`s yield will vary; it is not fixed for a specific period like the yield on a bank certificate of deposit. This should be an advantage when interest rates are rising but not when rates are falling. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

GNMA Fund

  Interest rate risk  This is the risk that an increase in interest rates will likely cause the fund`s share price to fall, resulting in a loss of principal. Prices fall because the bonds and notes in the fund`s portfolio become less attractive to other investors when securities with higher yields become available. Even GNMAs and other securities whose principal and interest payments are guaranteed can decline in price if rates rise. Generally speaking, the longer a bond`s maturity, the greater its potential for price declines if rates rise and for price gains if rates fall. If the fund purchases longer-maturity bonds and interest rates rise unexpectedly, the fund`s price could decline.

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  Credit risk  This risk is the chance that any of the fund`s holdings will have their credit ratings downgraded or will default (fail to make scheduled interest or principal payments), potentially reducing the fund`s income level and share price. The fund`s exposure to credit risk is relatively low since it invests primarily in GNMAs, which are backed by the full faith and credit of the U.S. government. The remaining 20% of assets are high quality but not necessarily government backed.
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  The fund may continue to hold a security that has been downgraded after purchase.

  Prepayment risk and extension risk  A fund investing in mortgage-backed bonds can be hurt when interest rates fall because homeowners tend to refinance and prepay principal. Receiving increasing prepayments in a falling interest rate environment causes the average maturity of the portfolio to shorten, reducing its potential for price gains. It also requires the fund to reinvest proceeds at lower interest rates, which reduces the portfolio`s total return and yield, and could result in a loss if bond prices fall below the level the fund paid for them. Any of these developments could result in a decrease in the fund`s income, share price, or total return.

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  Fund Profile

  Extension risk refers to a rise in interest rates or lack of refinancing opportunities that can cause a fund`s average maturity to lengthen unexpectedly due to a drop in prepayments. This would increase the fund`s sensitivity to rising rates and its potential for price declines.

  Liquidity risk  This is the chance that the fund may not be able to sell securities at desired prices. Sectors of the bond market can experience sudden downturns in trading activity. During periods of reduced trading, the spread can widen between the price at which a security can be bought and the price at which it can be sold. Less liquid securities can become more difficult to value and be subject to erratic price movements.

  Derivatives risk  Shareholders are also exposed to derivatives risk, the potential that the fund`s investments (if any) in these complex and volatile instruments could affect the fund`s share price. In addition to collateralized mortgage obligations (CMOs) and better-known instruments such as swaps and futures, other derivatives that may be used in limited fashion by the fund include interest-only (IO) and principal-only (PO) securities known as "strips." Some of these instruments can be highly volatile, and their value can fall dramatically in response to rapid or unexpected changes in the mortgage, interest rate, or economic environment.

  To the extent the fund invests in when-issued securities and forwards, it may increase its price sensitivity in relation to interest rate movements.

  As with any mutual fund, there can be no guarantee the funds will achieve their objectives.

  The income level of the funds will fluctuate with changing market conditions and interest rate levels. The bond fund`s share price will also fluctuate; when you sell your shares, you may lose money. An investment in the funds is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

  How can I tell which fund is more appropriate for me?

  Consider your investment goals, your time horizon for achieving them, and your tolerance for risk. These funds may be appropriate for you if you seek higher yields for the fixed-income portion of your portfolio and can meet the funds` $25,000 initial purchase requirement.

  Table 1, entitled Differences Between Funds, which summarizes each fund`s main characteristics, helps you choose a fund (or funds) for your particular needs. For example, only the money fund is designed to provide principal stability, which makes it a good choice for you if the stability and accessibility of your investment are more important than the opportunity for higher income or total return. However, if you are investing for higher income and can tolerate some price volatility, you should consider the GNMA Fund.

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  Fund Profile

  Each fund can be used in both regular and tax-deferred accounts, such as IRAs.

  The fund or funds you select should not represent your complete investment program or be used for short-term trading purposes.

  How has each fund performed in the past?

  The bar charts showing calendar year returns and the average annual total returns table indicate risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index. Past fund returns (before and after taxes) are not necessarily an indication of future performance.

  The funds can also experience short-term performance swings, as shown by the best and worst calendar quarter returns during the years depicted.

  In addition, the average annual total returns table shows hypothetical after-tax returns to suggest how taxes paid by the shareholder may influence returns. Actual after-tax returns depend on each investor`s situation and may differ from those shown. After-tax returns are not relevant if the shares are held in a tax-deferred account, such as a 401(k) or IRA. During periods of fund losses, the post-liquidation after-tax return may exceed the fund`s other returns because the loss generates a tax benefit that is factored into the result.

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  Fund Profile

  Table 2  Average Annual Total Returns
	Periods ended 12/31/08
	1 year	5 years	10 years
Cash Reserves Fund	2.69%	3.23%	3.36%
Lipper Money Market Funds Average	2.04	2.72	2.89
GNMA Fund
Returns before taxes	6.34	4.63	5.28
Returns after taxes on distributions	4.60	3.26	3.46
Returns after taxes on distributions and sale of fund shares	4.08	3.28	3.46
Barclays Capital U.S. GNMA Index	7.87	5.39	5.94
Lipper GNMA Funds Average	5.24	4.15	4.94
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  Returns are based on changes in principal value, reinvested dividends, and capital gain distributions, if any. Returns before taxes do not reflect effects of any income or capital gains taxes. Taxes are computed using the highest federal income tax rate. The after-tax returns reflect the rates applicable to ordinary and qualified dividends and capital gains effective in 2003. The returns do not reflect the impact of state and local taxes. Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains. Returns after taxes on distributions and sale of fund shares assume the shares were sold at period-end and, therefore, are also adjusted for any capital gains or losses incurred by the shareholder. Market indexes do not include expenses, which are deducted from fund returns, or taxes.

  Money funds are not required to show after-tax returns.

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  Barclays Capital U.S. GNMA Index is an index that tracks the performance of mortgage-backed pass-through securities of the Government National Mortgage Association (GNMA).
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  What fees and expenses will I pay?
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  The shares that are offered in this profile are 100% no load. There are no fees or charges to buy or sell fund shares, reinvest dividends, or exchange into other T. Rowe Price funds. There are no 12b1 fees.
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  Each T. Rowe Price Summit Fund has a fee covering investment management and ordinary, recurring operating expenses. In contrast, most mutual funds have a fixed management fee plus a fee for operating expenses.

  Table 3  Fees and Expenses of the Funds*
	Annual fund operating expenses (expenses that are deducted from fund assets)
Fund	Management fee	Other expenses	Total annual fund operating expenses

Cash Reserves	0.45%	xd1	0.45%
GNMA	0.60	xd1	0.60
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  *Redemption proceeds of less than $5,000 sent by wire are subject to a $5 fee paid to the fund.

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  Fund Profile

  Example.  The following table gives you an idea of how expense ratios may translate into dollars and helps you to compare the cost of investing in these funds with that of other mutual funds. Although your actual costs may be higher or lower, the table shows how much you would pay if operating expenses remain the same, you invest $10,000, earn a 5% annual return, hold the investment for the following periods, and then redeem:

Fund	1 year	3 years	5 years	10 years
Cash Reserves	$46	$144	$252	$567
GNMA	61	192	335	750

  Who manages the funds?

  The funds are managed by T. Rowe Price Associates, Inc. (T. Rowe Price). Founded in 1937, T. Rowe Price and its affiliates manage investments for individual and institutional accounts. The company offers a comprehensive array of stock, bond, and money market funds directly to the investing public.

  Cash Reserves Fund  James M. McDonald manages the fund day to day and has been chairman of its Investment Advisory Committee since 2002. He joined T. Rowe Price in 1976 as a financial statistician and has been managing investments since 1979. Effective January 30, 2009, James M. McDonald will be retiring from T. Rowe Price and Joseph K. Lynagh will replace Mr. McDonald as Chairman of the Investment Advisory Committee. Mr. Lynagh joined T. Rowe Price in 1990 and his investment experience dates from 1994.

  GNMA Fund  Andrew McCormick manages the fund day to day and has been chairman of the Investment Advisory Committee since 2008. He joined T. Rowe Price in 2008 and has been managing investments since 1995. Prior to joining the firm, he was the Chief Investment Officer of IMPAC Mortgage Holdings (2006) and a senior portfolio manager for Avenue Capital Group (2005). From 1995-2005, he was with the Federal National Mortgage Association (Fannie Mae) where he ultimately served as Senior Vice President, Portfolio Transactions.

  To participants in employer-sponsored retirement plans: The following questions and answers about buying and selling shares and services do not apply to your plan. Please call your plan`s toll-free number for additional information. Also note that this profile may include funds not available through your plan.

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  Fund Profile

  How can I purchase shares?

  Fill out the New Account Form and return it with your check in the postpaid envelope. The minimum initial purchase is $25,000. The minimum subsequent investment is $1,000 ($100 for IRAs, gifts or transfers to minors, or Automatic Asset Builder). You can also open an account by bank wire, by exchanging from another T. Rowe Price fund, or by transferring assets from another financial institution.

  How can I sell shares?

  You may redeem or sell any portion of your account on any business day. Simply write to us or call. You can also access your account at any time via Tele*Access SM or our Web site. We offer convenient exchange among our entire family of domestic and international funds. Restrictions may apply in special circumstances, and some redemption requests need a signature guarantee.

  When will I receive income and capital gain distributions?

  Each fund distributes income monthly and net capital gains, if any, at year-end. Normally there are no capital gain distributions for money market funds. For regular accounts, income and short-term gains are taxable at ordinary income rates, and long-term gains are taxable at the capital gains rate. Distributions are reinvested automatically in additional shares unless you choose another option, such as receiving a check. Distributions paid to IRAs and employer-sponsored retirement plans are automatically reinvested.

  What services are available?

  A wide range, including, but not limited to:

  retirement plans for individuals and large and small businesses;

  automated information and transaction services by telephone or computer;

  electronic transfers between fund and bank accounts;

  automatic investing and automatic exchange; and

  brokerage services, including cash management features.

  Fund Profile

  T. Rowe Price Associates, Inc.

  100 East Pratt Street

  Baltimore, MD 21202

  troweprice.com

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  T. Rowe Price Investment Services, Inc., Distributor.